Subsequent Event (Narrative) (Details) (USD $)	12 Months Ended
	Jan. 31, 2012	Mar. 01, 2012	Jan. 31, 2011
Subsequent Event [Abstract]
Annual dividend per share	$ 1.46	$ 1.59	$ 1.21
Increase in dividend		9.00%
Fiscal 2013 dividend installment, quarterly, per share	$ 0.3975